Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Summary of revenue
Revenue is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
First-party sales	21,129	16,110	38,497	38,541
Commissions	9,158	10,246	18,900	27,505
Fulfillment	4,569	3,788	9,402	7,435
Value added services	4,879	3,575	11,057	7,085
Marketing and advertising	3,691	2,437	6,290	3,892
Other revenue	606	318	1,135	909
Revenue	44,032	36,474	85,281	85,367
The Group’s geographical distribution of revenue was as follows:

Revenue	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
West Africa(1)	20,621	17,121	40,907	36,114
North Africa(2)	17,133	13,089	32,028	38,346
East and South Africa(3)	6,078	6,208	11,827	10,671
Europe(4)	13	16	1	186
United Arab Emirates	187	32	514	34
Others	—	8	4	16
Total	44,032	36,474	85,281	85,367
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(1)West Africa covers Nigeria, Ivory Coast, Senegal and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Uganda and South Africa.
(4)Germany.